BALANCE SHEET (Parenthetical) - $ / shares		3 Months Ended
	Oct. 12, 2020	Dec. 31, 2020	Jun. 30, 2021	Feb. 04, 2021
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common shares, shares authorized				700,000,000
Class A Common Stock
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		500,000,000	500,000,000	60,000,000
Common shares, shares issued		0
Common shares, shares outstanding (in shares)		0
Class B Common Stock
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		20,000,000	20,000,000	10,000,000
Common shares, shares issued		7,187,500	7,187,500
Common shares, shares outstanding (in shares)		7,187,500	7,187,500
Sponsor
Number of shares subject to forfeiture	937,500	937,500